EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PLAN ASSET (LIABILITY)

Information on the Company’s defined benefit pension plan and other defined benefit plans, in aggregate, is summarized as follows:

	December 31, 2022	December 31, 2021
Defined benefit plan liability	$(86,016)	$(87,058)
Less:
fair value of plan asset or asset ceiling	-	-
	$(86,016)	$(87,058)

SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY

The following are the continuities of the fair value of plan asset or plan liability and the present value of the defined benefit plan obligations:

	December 31, 2022	December 31, 2021
Balance, opening	$(87,058)	$(82,867)
Recognized in profit and loss for the year:
Interest cost	(1,964)	(1,306)
Current service cost	(6,023)	(6,391)
Actuarial gain (loss) for change of assumptions	3,835	6,223
Translation differences	5,194	(2,717)
Balance, ending	$(86,016)	$(87,058)

SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY

The principal actuarial assumptions used in calculating the Company’s defined benefit plan obligations and net defined benefit plan cost for the years were as follows (expressed as weighted averages):

	December 31, 2022	December 31, 2021
Capitalization rate	2.73%	2.4%
Salary growth rate	0%	0%
Retirement rate	5%	5%

SCHEDULE OF SENSITIVITY ANALYSIS
	December 31, 2022	December 31, 2021
Capitalization rate:
Impact of: 1% increase	$(4,974)	$(5,352)
1% decrease	6,013	6,568
Salary growth rate:
Impact of: 1% increase	6,128	6,561
1% decrease	$-	$-